Shareholder Fees	Nov. 21, 2025 USD ($)
KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF | KraneShares InspereX Nasdaq Dynamic Buffered High Income Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0